Impairment for Non-financial Assets	12 Months Ended
Dec. 31, 2025
Impairment for Non-financial Assets [Abstract]
IMPAIRMENT FOR NON-FINANCIAL ASSETS

NOTE 7 – IMPAIRMENT FOR NON-FINANCIAL ASSETS

The Company assesses an impairment of non-financial assets in accordance with IAS 36. Goodwill and indefinite-lived intangible assets are tested for impairment at least annually and whenever indicators of impairment exist. Property and equipment, right-of-use assets and finite-lived intangible assets are tested for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Digital assets are assessed in accordance with the Company’s digital asset accounting policy.

For purposes of impairment testing, assets are tested individually or, where the asset does not generate cash inflows that are largely independent of other assets, at the cash-generating unit (“CGU”) level. The recoverable amount is the higher of fair value less costs of disposal and value in use. An impairment loss is recognized when the carrying amount of an asset or CGU exceeds its recoverable amount.

During the year ended December 31, 2025, the Company recognized impairment losses related to the following asset categories:

December 31,
2025
Digital Assets	€66,052
Intangible Assets and Goodwill	15,912
Property and Equipment	35
Total	€81,999

During the year ended December 31, 2025, the Company performed impairment assessments of the FKAP cash-generating unit (“FKAP CGU”) and the S.S. Juve Stabia cash-generating unit (“JS CGU”) in accordance with IAS 36. The FKAP CGU and JS CGU are administrative entities within the Legacy Sports Portfolio segment, as described in Note 4.

Management identified impairment indicators for the FKAP CGU, including declining revenues and cash flows and the decision to dissolve FKAP in 2026. Management also identified impairment indicators for the JS CGU, including governance and regulatory issues affecting operations and cash flows, the withdrawal of minority shareholder support, a regulatory-driven change to full ownership by the Company, increased financial risk concentration and the inherent volatility of performance-driven football operations. As a result of these assessments, the Company recognized impairment losses of €855 and €15,092 for the FKAP CGU and JS CGU, respectively, in the consolidated statement of profit or loss for the year ended December 31, 2025.

As of December 31, 2025, the classes of assets within the FKAP CGU subject to impairment included goodwill, identifiable intangible assets, property and equipment and other CGU assets. The recoverable amount of the FKAP CGU was determined to be nil, representing its value in use, which was measured using a discounted cash flow model. The impairment loss was allocated first to fully write off goodwill of €75, with the remaining €780 allocated to identifiable intangible assets of €745 and property and equipment of €35. No impairment was recognized on other CGU assets, as their carrying amounts approximated their recoverable amounts. As of December 31, 2025, the carrying amount of goodwill and identifiable intangible assets allocated to the FKAP CGU was fully impaired.

As of December 31, 2025, the classes of assets within the JS CGU subject to impairment included goodwill and identifiable intangible assets. The recoverable amount of the JS CGU was determined to be €225, representing its value in use, which was measured using a discounted cash flow model. The impairment loss was allocated first to fully write off goodwill of €9,999, with the remaining €5,093 allocated to identifiable intangible assets. As of December 31, 2025, the carrying amount of goodwill and identifiable intangible assets allocated to the JS CGU amounted to €18,929, of which €15,092 was impaired.

During 2025, management also assessed UYBA for impairment indicators under IAS 36. Prior to the May 2025 approval of the plan to dispose of UYBA, management considered UYBA’s historical losses and cash flow performance and concluded that such losses were consistent with the then-approved operating strategy and forecasts. No plan had been approved to discontinue or dispose of UYBA before its previously expected use. Accordingly, management did not identify a new impairment indicator requiring a separate quantitative impairment test for UYBA at prior reporting dates.

In May 2025, the Board approved a plan to dispose of UYBA, which represented a significant change in the expected manner of recovery of the related assets and therefore an impairment indicator under IAS 36. Immediately before classification as held for sale, management considered whether any impairment was required under IAS 36. Upon meeting the IFRS 5 held-for-sale criteria, the UYBA disposal group was measured at the lower of its carrying amount and fair value less costs to sell.

The sale of UYBA was completed on June 17, 2025 for nominal consideration of €1. Given the short period between the Board’s approval of the disposal plan and completion of the sale, UYBA’s negative net asset position at disposal of approximately €143 thousand, and the nominal sale price, management concluded that any required remeasurement related to the disposal group was reflected in the losses recognized through the date of disposal and the gain or loss on deconsolidation. Accordingly, no separate impairment loss was recognized for UYBA during the year ended December 31, 2025.